Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations before income taxes	$ (8.9)	$ (0.1)
Income tax benefit	0.0	(0.3)
(Loss) income from discontinued operations, net of income taxes	(8.9)	$ 0.2
Other current assets	0.2		$ 0.3
Investments and other assets	16.1		16.3
Total assets classified as discontinued operations	16.3		16.6
Accounts payable and accrued expenses	12.1		12.5
Other noncurrent liabilities	117.1		109.8
Total liabilities classified as discontinued operations	129.2		$ 122.3
Payment to Patriot based on the construct of the negotiated settlement				$ 70.0
Wilkie Creek [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigation Expense, Amount	$ 7.6